Cover Page	6 Months Ended
Sep. 30, 2025
Cover [Abstract]
Amendment flag	false
Entity central index key	0001004315
Current fiscal year end date	--03-31
Document period end date	Sep. 30, 2025
Document fiscal year focus	2026
Document fiscal period focus	Q2
Entity registrant name	NATIONAL GRID PLC
Document type	6-K